SUBSEQUENT EVENTS (Details) - USD ($)		11 Months Ended	12 Months Ended
	Feb. 02, 2023	Dec. 31, 2020	Dec. 31, 2022	Feb. 28, 2023	Jan. 26, 2023
Subsequent Event [Line Items]
Amount drew down		$ 0	$ 1,500,000
Working Capital Loan
Subsequent Event [Line Items]
Amount outstanding			1,500,000
Subsequent Event | Amended and Restated Registration Rights Agreement
Subsequent Event [Line Items]
Number of shares elected to redeem	53,002,919
Cash paid from Trust Account to redeeming shareholders	$ 539,000,000.0
Redemption price per share	$ 10.17
Subsequent Event | Sponsor
Subsequent Event [Line Items]
Monthly deposit per share into Trust Account					0.03%
Monthly deposit Trust Account					$ 1,200,000
Amount deposited into Trust Account				$ 1,100,000
Subsequent Event | Working Capital Loan
Subsequent Event [Line Items]
Amount drew down			$ 600,000
Amount outstanding				$ 2,100,000